Loans - Changes in Allowances for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of year	$ 28,073	$ 34,098
Provision increase (decrease)	2,670	(3,500)
Recoveries of previous charge-offs	1,413	1,671
Charge-offs	(6,947)	(4,166)
Other	(248)	(30)
Allowances for expected credit losses at end of year	24,961	28,073
Commercial loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of year	11,126	11,609
Provision increase (decrease)	2,378	(431)
Recoveries of previous charge-offs	1	65
Charge-offs	(1,314)	(112)
Other	(48)	(5)
Allowances for expected credit losses at end of year	12,143	11,126
Commercial real estate loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of year	1,168	2,104
Provision increase (decrease)	(285)	(936)
Recoveries of previous charge-offs	0	0
Charge-offs	0	0
Other	1	0
Allowances for expected credit losses at end of year	884	1,168
Consumer loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of year	3,020	4,476
Provision increase (decrease)	1,252	(1,552)
Recoveries of previous charge-offs	1,150	1,344
Charge-offs	(2,721)	(1,248)
Other	(5)	0
Allowances for expected credit losses at end of year	2,696	3,020
Residential mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of year	12,759	15,909
Provision increase (decrease)	(675)	(581)
Recoveries of previous charge-offs	262	262
Charge-offs	(2,912)	(2,806)
Other	(196)	(25)
Allowances for expected credit losses at end of year	$ 9,238	$ 12,759